Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Detail) - Plan assets [member] - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Split of scheme assets [line items]
Total assets		€ 2,682	€ 2,913	€ 2,622
Investments quoted in active markets [member] | Equity instruments [member]
Split of scheme assets [line items]
Total assets	[1]	746	862
Investments quoted in active markets [member] | Debt Instruments [member]
Split of scheme assets [line items]
Total assets	[2]	1,594	1,596
Investments quoted in active markets [member] | Property [member]
Split of scheme assets [line items]
Total assets		93	109
Investments quoted in active markets [member] | Cash and cash equivalents [member]
Split of scheme assets [line items]
Total assets		27	34
Investments quoted in active markets [member] | Investment fund [member]
Split of scheme assets [line items]
Total assets		128	9
Investments quoted in active markets [member] | Assets held by insurance company [member]
Split of scheme assets [line items]
Total assets			123
Unquoted investments [member] | Equity instruments [member]
Split of scheme assets [line items]
Total assets		2	2
Unquoted investments [member] | Debt Instruments [member]
Split of scheme assets [line items]
Total assets	[3]	9	9
Unquoted investments [member] | Property [member]
Split of scheme assets [line items]
Total assets		52	112
Unquoted investments [member] | Cash and cash equivalents [member]
Split of scheme assets [line items]
Total assets		18	40
Unquoted investments [member] | Assets held by insurance company [member]
Split of scheme assets [line items]
Total assets		€ 13	€ 17

[1]	Equity instruments primarily relate to developed markets.
[2]	Quoted debt instruments are made up of €1,101 million (2018: €845 million) and €493 million (2018: €751 million) of non-government and government instruments respectively.
[3]	Unquoted debt instruments primarily relate to government debt instruments.